Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	nftii2_SupplementTextBlock
NATIXIS FUNDS

Supplement dated April 10, 2017 to the Natixis Funds Summary Prospectuses and Prospectus, dated May 1, 2016, as may be revised or supplemented from time to time, for the following funds.

Natixis Oakmark Fund
Vaughan Nelson Value Opportunity Fund

Effective immediately, the following information replaces the first paragraph in the section entitled "Fund Fees & Expenses":

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 56 of the Prospectus, in Appendix A to the Prospectus and on page 112 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").
Natixis Oakmark Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftii2_SupplementTextBlock
NATIXIS FUNDS

Supplement dated April 10, 2017 to the Natixis Funds Summary Prospectuses and Prospectus, dated May 1, 2016, as may be revised or supplemented from time to time, for the following funds.

Natixis Oakmark Fund

Effective immediately, the following information replaces the first paragraph in the section entitled "Fund Fees & Expenses":

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 56 of the Prospectus, in Appendix A to the Prospectus and on page 112 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 56 of the Prospectus, in Appendix A to the Prospectus and on page 112 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Vaughan Nelson Value Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftii2_SupplementTextBlock
NATIXIS FUNDS

Supplement dated April 10, 2017 to the Natixis Funds Summary Prospectuses and Prospectus, dated May 1, 2016, as may be revised or supplemented from time to time, for the following funds.

Vaughan Nelson Value Opportunity Fund

Effective immediately, the following information replaces the first paragraph in the section entitled "Fund Fees & Expenses":

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 56 of the Prospectus, in Appendix A to the Prospectus and on page 112 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 56 of the Prospectus, in Appendix A to the Prospectus and on page 112 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000